Balance Sheet Details (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Inventory written off		$ 58,000
Insurance claim for replacement cost of inventory		45,000
Gain on inventories		19,000
Depreciation expense	106,000	106,000
Patent amortization expense	$ 135,000	179,000
Third-Party Warehouse Fire [Member]
Inventory written off		$ 26,000